Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Compensation Plans [Abstract]
Stock-based compensation expense

	2012	2011	2010
Expense recognized:
Related to stock options	$5	$85	$116
Related to share awards	160	25	41
Related tax benefit	—	—	36

Company's stock option activity and related information

		Weighted	Average
	Options	Average	Intrinsic
	Outstanding	Exercise Price	Value
Balance at December 31, 2009	56,809	$315.00	—
Expired	(9,956)	262.25	—

Balance at December 31, 2010	46,853	326.00	—
Expired	(16,297)	272.74	—

Balance at December 31, 2011	30,556	355.37	—
Expired	(3,898)	211.38	—

Balance at December 31, 2012	26,658	$376.76	—

Options exercisable at December 31, 2012	26,271	$377.80	—

Information pertaining to options outstanding and options exercisable

	Options Outstanding			Options Exercisable
Ranges of Exercise Prices	Number of Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price
$100.00 - $126.25	893	0.57	$116.85	893	$116.85
187.50 - 219.25	1,657	1.40	212.86	1,657	212.86
227.75 - 266.25	5,840	2.45	254.36	5,840	254.36
300.00 - 312.25	5,765	4.09	301.05	5,378	300.67
491.75 - 546.75	11,324	2.12	497.93	11,324	497.93
616.75	1,179	2.42	616.75	1,179	616.75

$100.00 - 616.75	26,658	2.53	$376.76	26,271	$377.80

Non-vested shares and restricted stock unit activity and related information

	Number of Awards	Weighted Average Grant Date Fair Value
Balance at December 31, 2009	877	$253.00
Vested	(160)	259.75
Forfeited	(397)	242.50

Balance at December 31, 2010	320	262.75
Vested	(120)	277.25
Forfeited	(120)	219.25

Balance at December 31, 2011	80	306.25
Vested	(125,079)	1.32
Granted	1,332,938	1.12

Balance at December 31, 2012	1,207,939	$1.12